SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial Statements [Policy Text Block]
b.	Financial statements in U.S. dollars ("dollars"):

A majority of the Group's revenues is generated in dollars. In addition, most of the Group's costs are denominated and determined in dollars and in new Israeli shekels. Management believes that the dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification (ASC) 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash equivalents:
  Cash equivalents represent short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.

Short Term Bank Deposits [Policy Text Block]
e.	Short-term and restricted bank deposits:

Short-term and restricted bank deposits are deposits with maturities of more than three months, but less than one year. The deposits are mainly in dollars and bear interest at an average rate of 0.72% and 0.95%, for the years ended December 31, 2016 and 2017, respectively. Short-term and restricted deposits are presented at cost. Any accrued interest on these deposits is included in other receivables and prepaid expenses.

In connection with long-term bank loans and their related covenants, the Company is required to maintain compensating balances with the banks and to maintain deposits in the same banks that provided the loans to the Company (see Note 10). In addition, the Company maintains restricted deposits in connection with foreign exchange derivatives and an office lease agreement (see also Note 11a). Out of the short-term and restricted bank deposits, a total of $3,401 and $2,739, are restricted short-term deposits as of December 31, 2016 and 2017, respectively.

Marketable Securities, Policy [Policy Text Block]
f.	Marketable securities:

The Group accounts for investments in debt securities in accordance with ASC 320, "Investments-Debt and Equity Securities".

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

As of December 31, 2016 and 2017, the Group classified all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive loss” in shareholders’ equity. Realized gains and losses on sale of investments are included in “financial income (expenses), net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in "financial income (expenses), net".

The Group recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is considered to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Group's intent to sell, including whether it is more-likely-than-not that the Group will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in the statements of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive loss.

For the years ended December 31, 2015, 2016 and 2017, no other-than-temporary impairment losses have been identified.

Inventory, Policy [Policy Text Block]
g.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Cost is determined as follows:

Raw materials - using the "weighted average cost" method; finished products - using the "weighted average cost" method with the addition of direct manufacturing costs.

The Group periodically evaluates the quantities on hand relative to current and historical selling prices, historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are taken based on slow moving items, technological obsolescence, excess inventories, discontinuation of products lines, and for market prices lower than cost.

Long Term Bank Deposits [Policy Text Block]
h.	Long-term restricted bank deposits:

Bank deposits and the related accrued interest with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest that is payable within a one-year period is included in other receivables and prepaid expenses. The deposits are denominated in dollars and bear interest at an average rate of 1.50% and 2.05%, for the years ended December 31, 2016 and 2017, respectively. Out of the total long-term bank deposits, a total of $5,407 and $4,207, are restricted long-term deposits as of December 31, 2016 and 2017, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Computers and peripheral equipment	33%
Office furniture and equipment	6% – 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement", whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the asset if such assets are considered to be impaired. The impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset groups) exceeds the fair value of the assets (asset groups). During the years ended December 31, 2015, 2016 and 2017, no impairment losses had been identified for property and equipment.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
j.	Intangible assets:

Intangible assets are comprised of acquired technology, customer relations and licenses. Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, which range from 4.5 to 10 years. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

During the years ended December 31, 2015, 2016 and 2017, no impairment losses have been identified with respect to intangible assets.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
k.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Group performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Group operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350, "Intangibles – Goodwill and Other", prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Group measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. The Group has an option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

For each of the three years in the period ended December 31, 2017, the Group performed an annual impairment analysis, using market capitalization, and no impairment losses have been identified.

Revenue Recognition, Policy [Policy Text Block]
l.	Revenue recognition:

The Group generates its revenues primarily from the sale of products through a direct sales force and sales representatives. The Group's products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators and distributors in the telecommunications and networking industries, all of whom are considered end-users.

Revenues from products and services are recognized in accordance with ASC 605, "Revenue Recognition" ("ASC 605"), when the following criteria are met: persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is reasonably assured. The Group has no remaining obligation to customers after the date on which products are delivered other than pursuant to warranty obligations and right of return.

In a multiple element arrangement, Accounting Standards Update ("ASU") 2009-13, Topic 605, "Multiple-Deliverable Revenue Arrangements" requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price.

The selling price for a deliverable is based on its vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Group then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices fall within a narrow range based on stand-alone rates. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers.

However, as the Group's products contain a significant element of proprietary technology and its solutions offer substantially different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Group is unable to reliably determine what competitor's products' selling prices are on a stand-alone basis, the Group is not typically able to determine TPE. The ESP is established considering multiple factors including, but not limited to, pricing practices in different geographical areas and through different sales channels, gross margin objectives, internal costs, competitors' pricing strategies, and industry technology lifecycles. The selling price of the products was based on ESP. Maintenance and professional services selling prices were based on either VSOE or ESP.

The Group limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services or subject to customer- specific return or refund privileges. The Group evaluates each deliverable in an arrangement to determine whether they represent separate units of accounting.

The Group grants to certain customers a right of return or the ability to exchange a specific percentage of the total price paid for products they have purchased over a limited period for other products. The Group maintains a provision for product returns and exchanges and other incentives based on its experience with historical sales returns, analysis of credit memo data and other known factors, in accordance with ASC 605. The provision was deducted from revenues and amounted to $1,948 and $2,174, as of December 31, 2016 and 2017, respectively.

Revenues from the sale of products which were not yet determined to be final sales due to acceptance provisions are deferred and included in deferred revenues. In cases where collectability is not probable, revenues are deferred and recognized upon collection.

Deferred revenues include amounts invoiced to customers for which revenue has not yet been recognized.

Standard Product Warranty, Policy [Policy Text Block]
m.	Warranty costs:

The Group usually provides a warranty period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2016 and 2017, the provision for warranty amounted to $349 and $339, respectively.

Research and Development Expense, Policy [Policy Text Block]
n.	Research and development costs:

ASC 985-20, "Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations as incurred.

Participation grants from the Israel National Authority for Technology and Innovation (formerly known as the Office of the Chief Scientist) of the Israeli Ministry of Economy and Industry ("NATI") for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development grants recognized during the years ended December 31, 2015, 2016 and 2017 were $5,448, $7,335 and $8,290, respectively.

Income Tax, Policy [Policy Text Block]
o.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group records a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more-likely-than-not that some portion of or the entire amount of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more-likely-than-not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Group accounts for deferred income taxes in accordance with ASU 2015-17 which require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet.

Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as a component of income tax expense in the consolidated statements of operations.

Comprehensive Income, Policy [Policy Text Block]
p.	Accumulated other comprehensive income (loss) ("AOCI"):

The Company accounts for comprehensive income (loss) in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

The components of AOCI were as follows:

	Unrealized gains (losses) on available- for-sale marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of January 1, 2017	$(61)	$(142)	$(203)

Other comprehensive income before reclassifications	17	1,739	1,756
Amounts reclassified from AOCI	-	(1,597)	(1,597)
Other comprehensive income (loss)	17	142	159

Balance as of December 31, 2017	$(44)	$-	$(44)

The effects on net income of amounts reclassified from AOCI for the year ended December 31, 2017 derive from realized gains on cash flow hedges recorded in operating expenses and from realized gains on available-for-sale marketable securities recorded in financial expenses (income).

Concentration Risk, Credit Risk, Policy [Policy Text Block]
q.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, marketable securities and foreign currency derivative contracts.

The majority of the Group's cash and cash equivalents, bank deposits and foreign currency derivative contracts are invested in dollar instruments with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's investments are corporations with high credit standing.

Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in dollar-linked corporate bonds. Marketable securities consist of highly liquid debt instruments with high credit standing. The Company’s investment policy, approved by the Board of Directors, limits the amount the Group may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, the Far East, Israel and Europe. Under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments.

Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts based upon a specific review.

Earnings Per Share, Policy [Policy Text Block]
r.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

Certain outstanding share options, restricted share units ("RSUs") and warrants have been excluded from the calculation of the diluted earnings per share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the outstanding options, RSUs and warrants that have been excluded from the calculation of diluted earnings (loss) per share was 2,250,433, 1,927,281 and 317,186 for the years ended December 31, 2015, 2016 and 2017, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
s.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated method over the requisite service period of each of the awards. Prior to January 1, 2016, share-based compensation expense was recorded net of estimated forfeitures in the Company’s consolidated statements of operations and, accordingly, was recorded for only those share-based awards that the Company expected to vest.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505-50") with respect to options and warrants issued to non-employees. Accordingly, the Company uses option valuation models to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

The Company recognizes compensation expenses for the value of awards granted based on the accelerated method for performance-based awards.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2015, 2016 and 2017, was $2.04, $2.01 and $3.05 per share, respectively, using the Black-Scholes option pricing formula. Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year Ended December 31,
	2015	2016	2017

Dividend yield	0%	0%	0%
Expected volatility	53.32%-55.86%	47.64%-52.95%	41.78%-47.25%
Risk-free interest	1.14%-1.74%	1.11%-1.86%	1.81%-2.14%
Expected life	4.75-5.43 years	4.76-5.30 years	4.77-5.28 years

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company's exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts and may be subject to substantial change in the future. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The Company estimated the forfeiture rate based on historical forfeitures of equity awards and adjusted the rate to reflect changes in facts and circumstances, if any. The Company revised its estimated forfeiture rate if actual forfeitures differed from its initial estimates. Effective as of January 1, 2016, the Company adopted a change in accounting policy in accordance with Accounting Standards Update 2016-09, “Compensation Stock Compensation (Topic 718)” (“ASU 2016-09”) to account for forfeitures as they occur. The change was applied on a modified retrospective basis with a cumulative effect adjustment to retained earnings of $131 (which increased the accumulated deficit) as of January 1, 2016. No prior periods were recast as a result of this change in accounting policy.

The total share-based compensation expenses relating to all of the Company's share-based awards recognized for the years ended December 31, 2015, 2016 and 2017 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2015	2016	2017

Cost of revenues	$101	$118	$84
Research and development expenses, net	429	459	383
Selling and marketing expenses	1,061	1,101	1,024
General and administrative expenses	782	736	816
Total share-based compensation expenses	$2,373	$2,414	$2,307

Treasury Stock [Policy Text Block]
t.	Treasury stock:

The Company has repurchased its ordinary shares from time to time in the open market or, in 2016, pursuant to a self-tender offer in Israel and in the U.S., and holds such repurchased shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. See also Note 12a.

Severance Pay [Policy Text Block]
u.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to Israel's Severance Pay Law, 1963 (the "Severance Pay Law"), based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than a one-year period are entitled to one month's salary for each year of employment or a portion thereof. The Group's liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, pension funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company's consolidated balance sheet.

The deposited funds include profits accumulated up to the consolidated balance sheets date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Since March 2011, the Group's agreements with new Israeli employees are under Section 14 of the Severance Pay Law. The Group's contributions for severance pay have replaced its severance pay obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Group to the employee upon termination. The Group is legally released from the obligations to employees once the deposit amounts have been paid, and therefore the severance pay liability is not reflected in the balance sheet.

Severance pay expenses for the years ended December 31, 2015, 2016 and 2017, amounted to $2,153, $3,217 and $2,631, respectively.

Employee Benefit Plan [Policy Text Block]
v.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the U.S. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $18 during the years ended December 31, 2016 and 2017, plus a catch-up contribution of $6 for participants age 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees' annual pay. In the years ended December 31, 2015, 2016 and 2017, the Group matched contributions in the amount of $287, $286 and $287, respectively.

Advertising Costs, Policy [Policy Text Block]
w.	Advertising expenses:

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2015, 2016 and 2017 amounted to $604, $687 and $442, respectively.

Fair Value of Financial Instruments, Policy [Policy Text Block]
x.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Group could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term and restricted bank deposits, trade receivables, trade payables, other receivables and prepaid expenses and other payables and accrued expenses approximate their fair value due to the short-term maturity of such instruments. The fair value of long-term bank loans also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of foreign currency contracts is estimated by obtaining current quotes from banks and market observable data of similar instruments.

The fair value of marketable securities is estimated by obtaining the fair value of the marketable securities from the bank, which is based on current quotes and market value provided by external service providers.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2	-
Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3	-
Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 8.

Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]
y.	Derivatives and hedging:

The Group accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging".

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in fair value of such instruments are included as gain or loss in "financial income (expenses), net" at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive loss in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings and included in "financial income (expenses), net". To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

New Accounting Pronouncements, Policy [Policy Text Block]
z.	Impact of recently issued accounting pronouncements:

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. The core principle of the ASU is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. ASU 2014-09 requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. The Company plans to adopt ASU 2014-09 on January 1, 2018, using the modified retrospective method of adoption. The Company is substantially complete with its evaluation of the impact of adopting ASU 2014-09 on its consolidated financial statements and does not expect significant changes in the timing or method of its revenue recognition. The Company has identified and implemented changes to its accounting processes and controls to support the new revenue recognition and disclosure requirements. In connection with adopting ASU 2014-09, the Company expects to record a cumulative-effect adjustment to retained earnings of $180 on January 1, 2018. This adjustment primarily relates to the deferral of costs to obtain a contract that were previously expensed at the beginning of the contract period.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)" ("ASU 2016-02"), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under ASU 2016-02, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early adoption is permitted. The Company is evaluating the potential impact of ASU 2016-02 on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments-Credit Losses (Topic 326)" ("ASU 2016-13"). ASU 2016-13 requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU 2016-13 will become effective for annual and interim periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently evaluating the impact of ASU 2016-13 on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments" ("ASU 2016-15"). ASU 2016-15 will make eight targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017. ASU 2016-15 will require adoption on a retrospective basis unless it is impracticable to apply, in which case it would be required to apply the amendments prospectively as of the earliest date practicable. The Company does not expect the adoption of ASU 2016-15 to have a material impact on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows: Amendment to Restricted Cash" ("ASU 2016-18"), on the classification and presentation of changes in restricted cash on the statement of cash flows. Amounts generally described as restricted cash and restricted cash equivalents will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017. The Company is currently evaluating the effect of ASU 2016-18 on its financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (the "Step 2 test") from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. ASU 2017-04 will become effective for the Company beginning January 1, 2020 and must be applied to any annual or interim goodwill impairment assessments after that date. Early adoption is permitted. The Company is currently evaluating the effect of ASU 2017-04 on its consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU 2017-09, "Stock Compensation – Scope of Modification Accounting" ("ASU 2017-09"), guidance that clarifies that all changes to share-based payment awards are not necessarily accounted for as a modification. Under ASU 2017-09, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. ASU 2017-09 is effective prospectively beginning January 1, 2018. ASU 2017-09 will apply to any future modifications. The Company does not expect ASU 2017-09 to have a material impact on its consolidated financial statements and related disclosures.

In August 2017, the FASB issued ASU No. 2017-12, "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities" ("ASU 2017-12"). The objectives of ASU 2017-12 are to improve the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements and to make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. The Company is currently evaluating the effect of the adoption of ASU 2017-12 on its consolidated financial statements and related disclosures.